Consolidated Statements of Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Insurance service result
Insurance revenue (note 6)	$ 26,592	$ 23,972
Insurance service expenses (note 6)	(21,822)	(19,382)
Net expenses from reinsurance contracts held (note 6)	(769)	(613)
Total insurance service result	4,001	3,977
Investment result
Investment income	18,249	16,180
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities	2,210	3,138
Investment expenses	(1,348)	(1,297)
Net investment income (loss)	19,111	18,021
Insurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	(16,219)	(13,894)
Reinsurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	1,133	(734)
Decrease (increase) in investment contract liabilities (note 6)	(504)	(435)
Investment result excluding segregated investment funds	3,521	2,958
Segregated funds investment result (note 22)
Investment income related to segregated funds net assets	52,870	49,346
Financial changes related to insurance and investment contract liabilities for account of segregated fund holders	(52,870)	(49,346)
Net segregated funds investment result	0	0
Total investment result	3,521	2,958
Other revenue (note 13)	7,588	6,746
General expenses	(4,859)	(4,330)
Commissions related to non-insurance contracts	(1,480)	(1,345)
Interest expenses	(1,681)	(1,554)
Net income (loss) before income taxes	7,090	6,452
Income tax (expenses) recoveries	(1,212)	(845)
Net income (loss)	5,878	5,607
Net income (loss) attributed to:
Non-controlling interests	247	144
Participating policyholders	246	360
Shareholders and other equity holders	5,385	5,103
Net income (loss)	5,878	5,607
Net income (loss) attributed to shareholders	5,385	5,103
Preferred share dividends and other equity distributions	(311)	(303)
Common shareholders’ net income (loss)	$ 5,074	$ 4,800
Earnings per share
Basic earnings per common share (note 11) (in dollars per share)	$ 2.85	$ 2.62
Diluted earnings per common share (note 11) (in dollars per share)	2.84	2.61
Dividends per common share (in dollars per share)	$ 1.60	$ 1.46